Derivative instruments and hedging activities - Concentration of exposures to credit risk in OTC derivatives with financial institutions (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Derivative [Line Items]
Gross fair value of derivative assets	¥ 18,363	¥ 18,162
Financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets	15,296	15,667
Impact of master netting agreements	(12,885)	(13,193)
Impact of collateral	(1,855)	(1,669)
Net exposure to credit risk	¥ 556	¥ 805